Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable and Accrued Liabilities
The summary of accounts payable and accrued liabilities

	2017	2016
Accounts payable	$6.2	$9.6
Accrued liabilities	15.3	11.4
	$21.5	$21.0